INCOME TAXES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES
PRC EIT statutory rate (as a percent)	25.00%
Reconciliation of income tax expenses (benefits) to the amount computed by applying the current tax rate to income (loss) before income taxes in the statements of operations
Expected taxation at PRC EIT statutory rate of 25%	$ (5,920,694)	$ (63,518,834)	$ (3,352,917)
Effect of different tax rates	1,069,008	1,749,282	251,879
Effect of loss that cannot be carried forward	1,305,869	2,447,707	1,419,225
Tax expenses arising from items which are not deductible or not taxable for tax purpose:
Non-deductible entertainment expenses	584,296	1,027,013	592,257
Goodwill impairment		29,467,644
Others, net	3,906,086	1,070,292	792,187
Effect of tax exemption and tax concessions	(685,261)	5,283,567	(175,571)
(Overprovision) underprovision in prior years		73	(255,625)
Change in valuation allowance	114,280	14,925,835	(64,850)
Total	373,584	(7,547,421)	(793,415)
Tax exemptions and tax concessions
Tax otherwise payable without tax exemptions and tax concessions	685,261		175,571
Decrease in basic earnings per share (in dollars per share)	$ 0.007		$ 0.002
Aggregate undistributed earnings of the Company's subsidiaries and VIEs in the PRC considered to be indefinitely reinvested	0
Provision for dividend withholding taxes	0
Deferred tax liability from undistributed earnings	0
Significant uncertain tax positions	0
Interest or penalties related to uncertain tax positions	$ 0